Investment in Associates - Additional Information (Details) - USD ($) $ in Millions			5 Months Ended
	Jan. 26, 2023	Jan. 19, 2023	Jun. 05, 2020	Mar. 31, 2022
Disclosure of associates [line items]
Gain (Loss) Concurrent With Redesignation Of Investment				$ 44.6
Triple Flag | Major ordinary share transactions [member]
Disclosure of associates [line items]
Cash Received For Interest		$ 58.8
Shares Received For Interest		3,954,471
Proceeds from sale of shares in associate (Note 13)	$ 46.5
Commissions on investment dispositions	$ 1.3
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			17.00%
Maverix Metals Inc. [member] | Major ordinary share transactions [member]
Disclosure of associates [line items]
Shares In Interest Exchange		25,974,571
Maverix Sale | Major ordinary share transactions [member]
Disclosure of associates [line items]
Payments for share issue costs		$ 86.7
Maverix Sale | Triple Flag | Major ordinary share transactions [member]
Disclosure of associates [line items]
Number of shares issued		45,100,000